Condensed Statements Of Operations (Parenthetical)	3 Months Ended	4 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares
Income Statement [Abstract]
Shares subject to possible redemption	18,936,619	18,936,619
Shares subject to forfeiture	750,000	750,000
Net loss per ordinary share | $	$ 1,659	$ 1,659